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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number : _______________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                       New York, NY   August 15, 2011
-------------------------------------   -------------   ---------------
(Signature)                             (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        17
Form 13F Information Table Value Total:   973,726 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
         Column 1               Column 2    Column 3   Column 4           Column 5          Column 6   Column 7       Column 8
         --------            -------------- --------- ---------- ------------------------- ---------- --------- --------------------
                                                                                                                  Voting Authority
                                                        Value     Shrs or                  Investment    Other  --------------------
       Name of Issuer        Title of Class   Cusip   (X $1,000)  prn amt  SH/PRN Put/Call Discretion  Managers  Sole    Shared None
       --------------        -------------- --------- ---------- --------- ------ -------- ---------- --------- ------- ------------
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140   56,488   1,700,428   SH             SOLE                1,700,428       0  0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140   14,949     450,000   SH             OTHER                       0 450,000  0
ASBURY AUTOMOTIVE GROUP INC  COM            043436104   68,307   3,686,273   SH             SOLE                3,686,273       0  0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT   049392103   32,960   1,000,000   SH             SOLE                1,000,000       0  0
BLUEKNIGHT ENERGY PARTNERS L COM UNIT       09625U109   28,794   3,576,944   SH             SOLE                3,576,944       0  0
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101   16,935     262,320   SH             SOLE                  262,320       0  0
DINEEQUITY INC               COM            254423106  131,321   2,512,356   SH             SOLE                2,512,356       0  0
DOMINOS PIZZA INC            COM            25754A201  114,295   4,528,329   SH             SOLE                4,528,329       0  0
ECHOSTAR CORP                CL A           278768106   99,488   2,730,929   SH             SOLE                2,730,929       0  0
FUTUREFUEL CORPORATION       COM            36116M106   43,596   3,600,000   SH             SOLE                3,600,000       0  0
JOURNAL COMMUNICATIONS INC   CL A           481130102   22,622   4,375,609   SH             SOLE                4,375,609       0  0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT 55608B105   97,478   3,531,800   SH             SOLE                3,531,800       0  0
NALCO HOLDING COMPANY        COM            62985Q101   51,501   1,851,897   SH             SOLE                1,851,897       0  0
SCHOOL SPECIALTY INC         COM            807863105   40,069   2,784,500   SH             SOLE                2,784,500       0  0
SUNSTONE HOTEL INVS INC NEW  COM            867892101   33,484   3,612,060   SH             SOLE                3,612,060       0  0
TYLER TECHNOLOGIES INC       COM            902252105   36,308   1,355,800   SH             SOLE                1,355,800       0  0
WRIGHT EXPRESS CORP          COM            98233Q105   85,131   1,634,927   SH             SOLE                1,634,927       0  0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.